Notes Payable - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2016	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Notes payable current				$ 2,018
Payment of Notes			$ 2,018	1,779	$ 1,894
Notes Payable
Debt Instrument [Line Items]
Interest cost incurred and charged to expense			$ 0	200
Vocal Ltd
Debt Instrument [Line Items]
Imputed interest		5.25%
Notes payable current				500
Payment of Notes	$ 500
Vocal Ltd | Notes Payable
Debt Instrument [Line Items]
Aggregate principal amount		$ 2,700
Debt instrument, interest rate		2.50%
Debt instrument, fair value		$ 2,500
Vocal Ltd | Notes Payable Maturing on September 13, 2015
Debt Instrument [Line Items]
Aggregate principal amount		$ 2,100
Maturity date		Sep. 13, 2015
Vocal Ltd | Notes Payable Maturing on December 31, 2015
Debt Instrument [Line Items]
Aggregate principal amount		$ 600
Maturity date		Dec. 31, 2015
CareConverge
Debt Instrument [Line Items]
Imputed interest					5.25%
Notes payable current				$ 1,500
Payment of Notes	$ 1,500
CareConverge | Notes Payable
Debt Instrument [Line Items]
Aggregate principal amount					$ 1,500
Debt instrument, fair value					$ 1,400